SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Prepaid Expenses And Other Current Assets
Prepaid legal fees			$ 25,000
Prepaid commissions	$ 245,163	132,625	4,989
Other		12,369
Prepaid expenses		144,994	29,989
Vendor deposits	3,999,990		664,000
Prepaid insurance	87,500
Prepaid expenses and other current assets	$ 4,332,653	$ 144,994	$ 29,989